SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Accounting Policies [Abstract]
Advertising expense	$ 3.5	$ 2.4	$ 3.1